Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related Party Disclosures
20	Related Party Disclosures

20.1	Parent and Ultimate Controlling Party
ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of our ordinary shares. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which practically enabled it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM. Entities controlled by ATHOS KG mainly provide rental and property management activities and sell property, plant and equipment to us.

20.2	Transactions with Key Management Personnel
In June 2022, at the Annual General Meeting, our shareholders voted to reappoint Helmut Jeggle as a member of the Supervisory Board and appointed two additional Supervisory Board members, Prof. Dr. Anja Morawietz and Prof. Dr. Rudolf Staudigl. In a meeting following the AGM, the Supervisory Board re-elected
Helmut Jeggle as its Chair. All three members will serve in their roles until the 2026 AGM.
Key Management Personnel Compensation
Our key management personnel has been defined as the members of the Management Board and the Supervisory Board. Key management personnel compensation is comprised of the following:

	Years ended December 31,
(in millions)	2022	2021	2020
Management Board	€15.0	€20.4	€23.7
Fixed compensation	2.9	2.2	1.9
Short-term incentive – first installment	0.6	0.6	0.5
Short-term incentive – second installment (1)	0.7	1.2	0.6
Other performance-related variable compensation (2)	0.1	—	—
Share-based payments (incl. long-term incentive) (3)	10.7	16.4	20.7
Supervisory Board	0.5	0.4	0.4

Total compensation paid to key management personnel	€15.5	€20.8	€24.1

(1)
The fair value of the second installment of the short-term incentive compensation which has been classified as cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata
share of personnel expenses for the respective financial year that are recognized over the award’s vesting period beginning as of the service commencement date (date when entering or renewing service agreements) until each separate determination date and are remeasured until settlement date.

(2)	Includes a one-time signing and retention cash payment agreed when renewing the service agreement agreed with Sean Marett.
(3)
The fair value of the share-based payments was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata
share of personnel expenses resulting from stock-based compensation for the respective financial year. During the years ended December 31, 2022
,
and 2021, the amounts included expenses derived from a
one-time
signing bonus of €800,000 granted to Jens Holstein as of his appointment to the Management Board by awarding 4,246 phantom shares. The phantom shares vest in four equal installments on July 1 of 2022, 2023, 2024
,
and
June 30,

2025 but will only be settled in cash on July 1, 2025. The cash payment is subject to an effective settlement closing price cap. This means that the settlement closing price shall effectively be adjusted to ensure that the current price of an ADS as of the settlement date does not exceed 800% of the closing price applied when the award was initially granted. In addition, the total cash payment under the award shall not exceed €6.4 million. During the year ended December 31, 2020, the amount included expenses from a bonus arrangement agreed with Ryan Richardson in advance of his appointment to the Management Board. During the year ended December 31, 2020, the arrangement was modified from an all-equity
share-based payment arrangement into a partly cash
-

and partly equity
-
settled share-based payment arrangement including 4,534 ordinary shares which were issued during the year ended December 31, 2021. Management Board members participate in our ESOP program (see Note 16).

During the year ended December 31, 2022,
5,152,410
 option rights granted to our Management Board under the ESOP 2018 program vested and became exercisable (option rights allocated to Ryan Richardson and Özlem Türeci had already vested in 2019 but continued to be subject to performance and waiting requirements; Jens Holstein did not participate in the ESOP 2018 program as he had not joined our company at the time it was allocated). Of such vested option rights,
4,921,630
 options were exercised during the year ended December 31, 2022 by paying the option exercise price of €
19.78
 weighted over the Management Board members (for all Management Board members, apart from Ryan Richardson who was not a Management Board member at the time the option rights were allocated, exercise prices
are subject the effective exercise price cap and the maximum cap mechanism as described in Note 16.5). As of December 31, 2022, Sean Marett still holds
230,780
 option rights which can only be exercised during the exercise windows as defined by our ESOP and if certain performance conditions are fulfilled as of the date the relevant option rights are exercised. The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the Management Board’s settlement dates converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same days was €
160.65.
Key Management Personnel Transactions
A number of key management personnel, or their related parties, hold positions in other companies that result in them having control or significant influence over these companies. A number of these companies have entered into transactions with us during the year
.
We purchased various goods and services from Translationale Onkologie an der Universitätsmedizin der Johannes Gutenberg-Universität Mainz gemeinnützige GmbH, or TRON.
The aggregate value of transactions related to key management personnel w as
as follows for the periods indicated:

	Years ended December 31,
(in millions)	2022	2021	2020
Purchases of various goods and services from TRON (1)	€—	€—	€10.1

Total	€—	€—	€10.1

(1)
We purchased various goods and services from TRON, an institute where Prof. Ugur Sahin, M.D., served as Managing Director. TRON is no longer considered to be a related party for the years ended December 31, 2022, and 2021, as the criteria for such classification are no longer fulfilled.

20.3	Related Party Transactions
The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,
(in millions)	2022	2021	2020
Purchases of various goods and services from entities controlled by ATHOS KG	€0.3	€0.9	€2.3
Purchases of property and other assets from entities controlled by ATHOS KG	62.5	—	2.3

Total	€62.8	€0.9	€4.6

On December 22, 2022, we entered into a purchase agreement with Santo Service GmbH, pursuant to which we acquired the real estate property An der Goldgrube 12 and the existing laboratory and office building including any movable assets for a total consideration of €
62.5
 million. The purchase price was paid during the year ended December 31, 2022. Santo Service GmbH is wholly owned by AT Impf GmbH, that is controlled by ATHOS KG.

The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as of
the periods indicated:

(in millions)	December 31, 2022	December 31, 2021
ATHOS KG	€—	€0.3

Total	€—	€0.3

None of the balances are secured and no bad debt expense has been recognized in respect of amounts owed by related parties.